Consolidated Balance Sheets		Dec. 31, 2025 USD ($)		Dec. 31, 2025 SGD ($)	Dec. 31, 2024 SGD ($)
Current Assets
Deferred Cost		$ 59,287		$ 76,237	$ 576,562
Contract Assets					145,383
Accounts and Other Receivable		1,778,466		2,286,929	276,734
Cash and Cash Equivalents		5,731,659		7,370,340	1,205,951
Deferred Offering Costs					457,718
Total Current Assets		7,573,225		9,738,409	2,679,020
Non-Current Assets
Property, Plant and Equipment, net		4,641		5,968	7,929
Right-of-Use Assets - Operating Leases		33,197		42,688	83,288
Deferred Cost					57,400
Other Non-Current Assets		1,676,095		2,155,291
Total Non-Current Assets		1,713,933		2,203,947	148,617
TOTAL ASSETS		9,287,158		11,942,356	2,827,637
Commitments and Contingencies	[1]
Current Liabilities
Contract Liabilities		73,339		94,307	981,651
Account and Other Payables		330,897		425,500	100,653
Operating Lease Liability		24,241		31,171	39,815
Income Tax Payables		5,813		7,475	277
Working Capital Loans		48,503		62,370	151,714
Total Current Liabilities		482,793		620,823	1,289,017
Non-Current Liabilities:
Operating Lease Liability		11,367		14,616	47,233
Contract Liabilities					8,247
Working Capital Loans		148,564		191,039	608,416
Total Non-Current Liabilities		159,931		205,655	663,896
TOTAL LIABILITIES		642,724		826,478	1,952,913
SHAREHOLDERS’ EQUITY
Additional Paid-in Capital		9,817,341		12,624,119	1,351,540
Accumulated Other Comprehensive Loss		20,502		26,363	(7,875)
Retained Earnings/ (Accumulated Losses)		(1,197,490)		(1,539,852)	(468,941)
Total Shareholders' Equity		8,644,434		11,115,878	874,724
TOTAL LIABILITIES AND SHAREHOLDERS' EQUITY		9,287,158		11,942,356	2,827,637
Common Class A [Member]
SHAREHOLDERS’ EQUITY
Ordinary shares, value	[2]	3,567		4,587
Common Class B [Member]
SHAREHOLDERS’ EQUITY
Ordinary shares, value		514	[2]	661		[2]
Nonrelated Party [Member]
Current Assets
Amount Due from Related Party		3,813		4,903	4,900
Related Party [Member]
Current Assets
Amount Due from Related Party					11,772
Director [Member]
Current Liabilities
Amount Due to Directors					$ 14,907

[1]	Refer to Note 20 — Commitments and Contingencies.
[2]	Giving retroactive effect to the issuance of ordinary shares which are detailed in Note 1.